Other Operating Income (Expenses) - Summary of components of other operating income expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Other operating income
Insurance recovery	¥ 2,735	¥ 1,219	¥ 3,432
Gain on loss of control of subsidiaries	1,684
Gain on sale of land	1,656	633	1,294
Indemnification received	1,514	2,712	1,978
Gain on reversal of contingent loss	679	286	3,341
Gain on sales of subsidiaries' stocks	245	9,148	146
Other	4,797	7,717	6,161
Subtotal	13,310	21,715	16,352
Other operating expenses
Impairment loss	(6,384)	(12,607)	(1,530)
Loss on disposal of property, plant and equipment	(3,280)	(3,819)	(4,387)
Provision for contingent loss	(2,242)	(1,306)	(1,636)
Business structure improvement cost	(1,089)	(26,921)	(2,733)
Settlement payment and indemnification for damages	(667)	(408)	(1,991)
Other	(6,908)	(5,782)	(7,964)
Subtotal	(20,570)	(50,843)	(20,241)
Other operating expenses, net	¥ (7,260)	¥ (29,128)	¥ (3,889)